Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended			14 Months Ended			15 Months Ended				18 Months Ended		23 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
YieldMax AMD Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			25.62%	16.25%
YieldMax ABNB Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(7.19%)
YieldMax AI Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	(30.62%)
YieldMax AMZN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			32.51%							32.52%
YieldMax AAPL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			21.14%											14.65%
YieldMax(TM) BABA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					15.00%
YieldMax COIN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			62.36%										54.82%
YieldMaxTM Short TSLA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(20.88%)
YieldMaxTM Short NVDA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(15.83%)
YieldMax DIS Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			10.47%						9.87%
YieldMax META Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			59.90%									47.50%
YieldMaxTM Short COIN Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								9.61%
YieldMax Gold Miners Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(0.66%)
YieldMax GOOGL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			9.81%									4.69%
YieldMax JPM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			22.35%				14.60%
YieldMax MRNA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		(38.14%)	(36.73%)
YieldMax MSFT Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			18.73%						23.45%
YieldMax MSTR Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														188.30%
YieldMax NFLX Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			63.43%								41.66%
YieldMax NVDA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			144.70%												109.58%
YieldMax Innovation Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			20.85%													2.15%
YieldMax(TM) PLTR Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.43%)
YieldMax PYPL Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			58.02%		38.04%
YieldMax(TM) SMCI Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(26.75%)
YieldMax SNOW Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(1.67%)
YieldMax SQ Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			75.00%			51.76%
YieldMax TSLA Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			9.21%													0.65%
YieldMax(TM) TSM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.26%
YieldMax Ultra Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(7.63%)
YieldMax XOM Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			11.07%					2.73%
YieldMaxTM Bitcoin Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(7.26%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Average Annual Return [Line Items]
Average Annual Return, Percent															22.44%
YieldMaxTM Universe Fund of Option Income ETFs
Average Annual Return [Line Items]
Average Annual Return, Percent																15.11%
YieldMaxTM Short N100 Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(3.09%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%	2.17%	2.88%	4.89%	10.08%	3.06%	5.18%	2.71%	6.95%	8.10%	14.47%	14.67%	13.56%	15.59%	17.00%	21.01%	27.01%	36.36%	38.02%	26.58%	30.18%	30.84%	25.28%	23.90%	26.86%	21.14%	22.62%	21.65%	23.62%	24.76%	26.18%	21.88%